Segment Reporting	6 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

Revenue disaggregation

The following table presents revenue by business lines:

	For the Six Months Ended March 31,
	2024	2023
Revenue
Sales	$36,613,509	$37,333,555
Production service revenue	469,277	618,897
Total revenue	$37,082,786	$37,952,452

Geographical areas

The following table presents revenues by geographic areas for the six months ended March 31, 2024.

	March 31, 2024
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$31,901,682	86.03%
USA	2,582,339	6.96%
Cayman	830,944	2.24%
India	740,287	2.00%
The United Arab Emirates	686,438	1.85%
Other foreign countries	341,096	0.92%

The following table presents revenues by geographic areas for the six months ended March 31, 2023.

	March 31, 2023
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$32,981,278	86.90%
US	4,174,364	11.00%
India	382,620	1.01%
United Arab Emirates	239,493	0.63%
Australia	136,288	0.36%
Other foreign countries	38,409	0.10%

Due to the nature of the Company’s products, it is impractical to disclose revenues generated from each product or each group of similar products. Also, as the Company’s long-lived assets are primarily located in the PRC, no geographical segments are presented.